Note 3 - Discontinued Operations	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued operations

On August 14, 2024, the Company exited its businesses in overseas wealth management and asset management and disposed of certain subsidiaries in Hong Kong, namely, Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited for nil consideration, and Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited for $641. After the disposals, the Company no longer holds financial service licenses in Hong Kong

The disposal represented a strategic shift from providing wealth management service and asset management service to focusing on exploring opportunities in consumer technology, consumer healthcare and enterprise technology, that had a major effect on the Company’s operations and financial results and was accounted for as discontinued operations. The Company has classified the historical financial results of Wealth management and Asset management service as discontinued operations in the Company’s consolidated statements of operations and comprehensive loss for all periods presented.

The following tables set forth statement of operations of discontinued operations which were included in the Company’s consolidated financial statements:

	Year Ended June 30,		Two Months Ended August 31,
	2023	2024	2024
	US$	US$	US$

Discontinued operations

Net revenues
Wealth management	376	2,286	11
Asset management	2,952	3,919	1,170
Total net revenues	3,328	6,205	1,181

Operating cost and expenses
Compensation and benefits	1,372	1,451	602
Sales and marketing expenses	536	359	-
General and administrative expenses	1,720	1,969	266
Asset impairment loss	-	2,158	-
Total operating cost and expenses	3,628	5,937	868

(Loss)/ income from operations	(300)	268	313

Other expense, net	(8)	(16)	(1)

(Loss)/ income before income tax expense	(308)	252	312
Income tax expense	-	(230)	(29)
Net (loss) / income from discontinued operations	(308)	22	283

Gain on disposal of subsidiaries from discontinued operations, net	-	-	138

(Loss)/ income for the year from discontinued operations, net of income taxes	(308)	22	421

Summarized cash flow information for discontinued operations is as follows:
Net cash flows provided by/ (used in) operating activities	370	(587)	(1,265)
Net cash flows (used in)/ provided by investing activities	(256)	-	33

The following table summarizes significant non-cash operating items and capital expenditures of discontinued operations included in the consolidated statements of cash flows for the periods presented.

Significant non-cash operating items
Amortization of intangible asset	13	51	-
Asset impairment loss	-	2,158	-
Significant investing activities:
Purchase of intangible asset	(256)	-	-

Loss from disposal of subsidiaries under discontinued operations:

	Wealth management business	Asset management business	Total
	US$	US$	US$

Considerations received	-	641	641
Less: Net assets disposed of	(134)	(369)	(503)

(Loss)/ gain from disposal of subsidiaries	(134)	272	138

Reconciliation of the carrying amount of assets and liabilities:

	As of June 30, 2024	As of August 31, 2025
	US$	US$
Assets
Cash and cash equivalents	1,873	608
Deposits, prepayments and other current assets	-	256
Due from related parties	-	93
Income tax receivable	-	220

Total Assets	1,873	1,177

Liabilities
Commission payable	859	378
Income tax payable	91	210
Due to related parties	1,970	86
Other payable and accrued liabilities	7	-

Total Liabilities	2,927	674

Net (liabilities)/ assets	(1,054)	503